LOSS ON DISPOSAL OF A SUBSIDIARY (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Gain (Loss) on Disposition of Stock in Subsidiary				$ (42,346)
Zhengxinhui Education Technology Co., Ltd. [Member]
Equity Method Investment, Ownership Percentage		100.00%		100.00%
Disposal Group, Including Discontinued Operation, Consideration	$ 310	$ 310		$ 310
Disposal Group, Including Discontinued Operation, Assets	42,656	42,656		$ 42,656
Gain (Loss) on Disposition of Stock in Subsidiary	$ 42,346	$ 42,346